Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the years ended September 30, 2025, 2024, 2023, 2022 and 2021. The
Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for CEO ($)(1)(2)	CAP to CEO ($)(3)	Average Summary Compensat ion Table Total Pay for other NEOs ($)(1)(2)	Average CAP to other NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(5)	Adj. EPS ($)(6)	Indexed Adj. EPS Growth (%)(7)

					AECOM TSR ($)(4)	Peer Group TSR ($)(4)

2025	15,973,622	28,192,874	4,724,224	7,523,033	323	151	636,187	5.26	252
2024	14,440,729	28,161,959	4,589,232	7,745,663	253	165	460,255	4.52	216
2023	11,459,952	19,077,083	3,127,376	4,442,441	201	132	100,141	3.71	178
2022	9,502,192	14,790,471	2,901,249	3,716,795	164	114	334,702	3.40	163
2021	6,524,680	20,557,469	2,498,721	4,486,501	151	135	202,980	2.81	134

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	(1) For 2025 and 2024, the CEO was Troy Rudd and other NEOs were Gaurav Kapoor, Lara Poloni, and David Gan. For 2023, 2022, and
2021, the CEO was Troy Rudd and the other NEOs were Gaurav Kapoor, Lara Poloni, David Gan, and Todd Battley.

Peer Group Issuers, Footnote	(4) Reflects the cumulative total stockholder return of the Company and its peer group, represented by the S&P MidCap 400 - Commercial
& Professional Services index, respectively, for the year ended September 30, 2021, the two-years ended September 30, 2022, the three-years ended September 30, 2023, the four-years ended September 30, 2024, and the five-years ended September 30, 2025 assuming a $100 investment at the closing price on September 30, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 15,973,622	$ 14,440,729	$ 11,459,952	$ 9,502,192	$ 6,524,680
PEO Actually Paid Compensation Amount	$ 28,192,874	28,161,959	19,077,083	14,790,471	20,557,469
Adjustment To PEO Compensation, Footnote	(3) “Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO					Average Non-CEO NEOs

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total	15,973,622	14,440,729	11,459,952	9,502,192	6,524,680	4,724,224	4,589,232	3,127,376	2,901,249	2,498,721
Minus SCT Stock Awards	(12,074,389)	(10,287,483)	(8,306,165)	(6,278,345)	(3,125,010)	(3,000,395)	(2,671,207)	(1,685,576)	(1,521,331)	(1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	16,327,511	14,462,457	7,435,208	5,705,027	4,233,148	4,057,272	3,755,263	1,508,831	1,382,408	1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	6,152,627	7,836,876	5,224,777	3,762,823	11,720,698	1,482,932	1,708,884	1,043,713	688,460	1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	1,632,390	1,543,586	3,149,553	1,954,757	1,203,953	220,884	332,817	414,680	231,571	52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	181,113	165,794	113,758	144,017	0	38,116	30,674	33,417	34,438	0
Total CAP	28,192,874	28,161,959	19,077,083	14,790,471	20,557,469	7,523,033	7,745,663	4,442,441	3,716,795	4,486,501

Non-PEO NEO Average Total Compensation Amount	$ 4,724,224	4,589,232	3,127,376	2,901,249	2,498,721
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,523,033	7,745,663	4,442,441	3,716,795	4,486,501
Adjustment to Non-PEO NEO Compensation Footnote	(3) “Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO					Average Non-CEO NEOs

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total	15,973,622	14,440,729	11,459,952	9,502,192	6,524,680	4,724,224	4,589,232	3,127,376	2,901,249	2,498,721
Minus SCT Stock Awards	(12,074,389)	(10,287,483)	(8,306,165)	(6,278,345)	(3,125,010)	(3,000,395)	(2,671,207)	(1,685,576)	(1,521,331)	(1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	16,327,511	14,462,457	7,435,208	5,705,027	4,233,148	4,057,272	3,755,263	1,508,831	1,382,408	1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	6,152,627	7,836,876	5,224,777	3,762,823	11,720,698	1,482,932	1,708,884	1,043,713	688,460	1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	1,632,390	1,543,586	3,149,553	1,954,757	1,203,953	220,884	332,817	414,680	231,571	52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	181,113	165,794	113,758	144,017	0	38,116	30,674	33,417	34,438	0
Total CAP	28,192,874	28,161,959	19,077,083	14,790,471	20,557,469	7,523,033	7,745,663	4,442,441	3,716,795	4,486,501

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	In the Company’s assessment, the following represents the most important financial performance measures used by the
Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to
Company performance:

Significant Financial Performance Measures

Adjusted EPS
Adjusted EBITDA
Days Sales Outstanding
NSR Segment Adjusted Operating Margin
Relative TSR
ROIC

Total Shareholder Return Amount	$ 323	253	201	164	151
Peer Group Total Shareholder Return Amount	151	165	132	114	135
Net Income (Loss)	$ 636,187,000	$ 460,255,000	$ 100,141,000	$ 334,702,000	$ 202,980,000
Company Selected Measure Amount	5.26	4.52	3.71	3.40	2.81
PEO Name	Troy Rudd
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total Compensation” set forth in the Summary Compensation Table (“SCT”) disclosed for each respective fiscal year. See the footnotes to the SCT for further detail regarding the amounts in this column.
	Amounts in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(6) See Annex A to this Proxy Statement for our definition of Adjusted EPS and a reconciliation of this non-GAAP financial measure.
(7)    Represents the adjusted EPS growth for each respective fiscal year compared to fiscal 2020 indexed to 100. The information provided is supplemental to the information required under Item 402(v) and is included to demonstrate earnings growth consistent with the
	Company’s strategy to maximize shareholder value. See Annex A for a reconciliation of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Days Sales Outstanding
Measure:: 4
Pay vs Performance Disclosure
Name	NSR Segment Adjusted Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	ROIC
Measure:: 7
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	2.52	2.16	1.78	1.63	1.34
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,074,389)	$ (10,287,483)	$ (8,306,165)	$ (6,278,345)	$ (3,125,010)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,327,511	14,462,457	7,435,208	5,705,027	4,233,148
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,632,390	1,543,586	3,149,553	1,954,757	1,203,953
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,152,627	7,836,876	5,224,777	3,762,823	11,720,698
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,113	165,794	113,758	144,017	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,395)	(2,671,207)	(1,685,576)	(1,521,331)	(1,050,734)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,057,272	3,755,263	1,508,831	1,382,408	1,412,978
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,884	332,817	414,680	231,571	52,727
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,482,932	1,708,884	1,043,713	688,460	1,572,809
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,116	$ 30,674	$ 33,417	$ 34,438	$ 0